Expense Example	Jan. 12, 2026 USD ($)
Tradr 2X Long ARQQ Daily ETF | Tradr 2X Long ARQQ Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long BETR Daily ETF | Tradr 2X Long BETR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long BKKT Daily ETF | Tradr 2X Long BKKT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long CRML Daily ETF | Tradr 2X Long CRML Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long EH Daily ETF | Tradr 2X Long EH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long EVEX Daily ETF | Tradr 2X Long EVEX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long FRMI Daily ETF | Tradr 2X Long FRMI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long INOD Daily ETF | Tradr 2X Long INOD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long IOT Daily ETF | Tradr 2X Long IOT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long KDK Daily ETF | Tradr 2X Long KDK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long LAC Daily ETF | Tradr 2X Long LAC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long NTSK Daily ETF | Tradr 2X Long NTSK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long ONDS Daily ETF | Tradr 2X Long ONDS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long PATH Daily ETF | Tradr 2X Long PATH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long QURE Daily ETF | Tradr 2X Long QURE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long RZLV Daily ETF | Tradr 2X Long RZLV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long SHLS Daily ETF | Tradr 2X Long SHLS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long SNAP Daily ETF | Tradr 2X Long SNAP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long USAR Daily ETF | Tradr 2X Long USAR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long WDC Daily ETF | Tradr 2X Long WDC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	$ 471